                                                                                                May 6, 2011

DREYFUS STATE MUNICIPAL BOND FUNDS (the "fund")

- Dreyfus Connecticut Fund
- Dreyfus Maryland Fund
- Dreyfus Massachusetts Fund
- Dreyfus Minnesota Fund
- Dreyfus Ohio Fund
- Dreyfus Pennsylvania Fund

Supplement to Statement of Additional Information (the "SAI")

dated September 1, 2010

            The following information supersedes and replaces any contrary information contained in the section of the fund's SAI entitled "Management Arrangements – Additional Information About the Portfolio Manager":

            The following table lists the number and types of other accounts advised by the Fund's primary portfolio managers and assets under management in those accounts as of March 31, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
Daniel Barton[7]	2	$902 Million	0	$0	0	$0
David Belton[8]	4	$1.9 Billion	0	$0	0	$0
Jeffrey Burger[9]	2	$1.3 Billion	0	$0	0	$0
Thomas Casey[10]	2	$727 Million	0	$0	132	$1.6 Billion
Steven Harvey[11]	4	$1.4 Billion	0	$0	213	$2.3 Billion
James Welch[12]	9	$4.8 billion	0	$0	135	$1.1 Billion

 None of the accounts is subject to a performance-based advisory fee.

7  Co-primary portfolio manager of the Dreyfus Connecticut Fund.

[8]  Co-primary portfolio manager of each of the Dreyfus Minnesota Fund and Dreyfus Ohio Fund.

[9] Co-primary portfolio manager of the Dreyfus Maryland Fund.

[10] Co-primary portfolio manager of the Dreyfus Massachusetts Fund.

[11] Co-primary portfolio manager of the Dreyfus Pennsylvania Fund.

[12] Co-primary portfolio manager of the Dreyfus Connecticut Fund, Dreyfus Maryland Fund, Dreyfus Massachusetts Fund, Dreyfus Minnesota Fund, Dreyfus Ohio Fund and Dreyfus Pennsylvania Fund

            The dollar range of Fund shares beneficially owned by the primary portfolio managers is as follows as of March 31, 2011:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
Daniel Barton	Dreyfus Connecticut Fund	None
David Belton	Dreyfus Minnesota Fund Dreyfus Ohio Fund	None None
Jeffery Burger	Dreyfus Maryland Fund	None
Thomas Casey	Dreyfus Massachusetts Fund	None
Steven Harvey	Dreyfus Pennsylvania Fund	None
James Welch	Dreyfus Connecticut Fund Dreyfus Maryland Fund Dreyfus Massachusetts Fund Dreyfus Minnesota Fund Dreyfus Ohio Fund Dreyfus Pennsylvania Fund	None None None None None None